Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Measurements
The following tables present the balances of assets measured at fair value on a recurring basis:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments
Ameriprise Financial common shares	$437,463,205	$—	$—	$437,463,205
Self-directed brokerage account	565,934,767	—	—	565,934,767
Common stock	92,933,144	11,484,498	—	104,417,642
Collective investment funds measured at net asset value (“NAV”) (1)				2,749,873,698
Total investments at fair value	$1,096,331,116	$11,484,498	$—	$3,857,689,312

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments
Ameriprise Financial common shares	$514,577,622	$—	$—	$514,577,622
Self-directed brokerage account	497,217,418	—	—	497,217,418
Common stock	112,856,206	8,600,595	—	121,456,801
Collective investment funds measured at NAV (1)				2,448,534,323
Total investments at fair value	$1,124,651,246	$8,600,595	$—	$3,581,786,164
(1) Amounts are comprised of investments measured at fair value using NAV (or its equivalent) as a practical expedient and have not been classified within the fair value hierarchy.